Debt (Senior Credit Facilities) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2014
Debt Instrument [Line Items]
Long-term debt		$ 8,138.5	$ 7,586.5
Write-off of deferred financing fees	8.7
Line of credit | New Revolving Facility
Debt Instrument [Line Items]
Revolving Facility, maximum borrowing capacity				1,500
Revolving facility interest rate		1.325%
Facility fee		0.175%
Revolving facility amount outstanding		0
Loans payable | U.S. Term Loans
Debt Instrument [Line Items]
Long-term debt		800.0	0	800.0
Term loan interest rate		1.375%
Subfacility for letters of credit | Line of credit | New Revolving Facility
Debt Instrument [Line Items]
Revolving Facility, maximum borrowing capacity				150
Subfacility for swingline borrowings | Line of credit | New Revolving Facility
Debt Instrument [Line Items]
Revolving Facility, maximum borrowing capacity				$ 125